Post balance sheet events (Details) - USD ($)		6 Months Ended
	Apr. 15, 2024	Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 19,788,000
Major ordinary share transactions | Entities beneficially owned by CEO and CTO | D2BWL Limited
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants granted	0
Major ordinary share transactions | Entities beneficially owned by CEO and CTO | Ordinary shares | D2BWL Limited
Disclosure of non-adjusting events after reporting period [line items]
Number of shares sold	1,241,379
Proceeds from issuing shares	$ 900,000
Issue of equity, price per share	$ 0.725